Risk and sensitivity analysis - Insurance operations (Details) - Insurance risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Net effect on profit after tax, increase in assumption	$ (108)	$ (77)
Net effect on shareholders' equity, increase in assumption	$ (108)	$ (77)
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Net effect on profit after tax, decrease in assumption	$ 108	$ 77
Net effect on shareholders' equity, decrease in assumption	$ 108	$ 77